Equity Compensation Plans	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Equity Compensation Plans
Equity Compensation Plans
The Company accounts for stock-based compensation plans in accordance with ASC 718, "Compensation - Stock Compensation" ("ASC 718"), which requires a fair-value based method for measuring the value of stock-based compensation. Fair value is measured once at the date of grant and is not adjusted for subsequent changes. The Company's stock-based compensation plans have included a program for stock options and restricted stock units.
In January 2011, Holdings adopted an Incentive Stock Plan (the “2011 Plan”), pursuant to which Holdings will grant equity-based awards to selected employees and directors of the Company. The 2011 Plan, which included time-vesting, performance-vesting and exit-vesting options as well as restricted stock units, provides that 32,622 shares of common stock of Holdings are available for grant. At December 31, 2014, the indirect parent has 6,901 shares available for future incentive awards.
During 2013, the Holdings' Board of Directors reviewed the historical and projected financial performance of the Company in regard to the satisfaction of the performance-vesting options and exit-vesting options. Under the then-current vesting conditions, a performance-based option would become vested if certain free cash flow targets were achieved in either a given fiscal year or based on cumulative targets over multiple fiscal years. As none of these targets had been achieved since the date of grant and, based on recent performance, were not expected to be satisfied in the next several years, the Company decided to commence an offer to all eligible option holders to modify the terms of all performance-vesting and exit-vesting options. All of the eligible option holders elected to participate. As a result, on August 30, 2013, the vesting terms for all performance-vesting options were modified to vest on terms similar to the existing exit-vesting options. In addition, the required annual rate of return for both the existing modified performance-vesting options and the exit-vesting options was reduced from 20% to 15%. Per ASC 718, the change in vesting conditions was treated as a Type IV modification whereby the expectation about whether the vesting condition will be satisfied remains the same. The Company does not consider the vesting of these options probable and therefore, no additional compensation expense was recognized.
On June 17, 2013, Veronica Hagen and the Company entered into a Retirement Agreement (the “Retirement Agreement”) whereby she retired from the position of President and Chief Executive Officer effective June 19, 2013 and retired from the Company on August 31, 2013. Per the terms of the Retirement Agreement, the Company modified her equity-based awards in that certain time-vesting awards became fully vested, with all remaining awards forfeited. Per ASC 718, the modification of the time-vesting options was treated as a Type III modification (i.e. improbable-to-probable) whereby the original equity awards are considered forfeited and new, fully vested awards are granted. The true-up to compensation expense was recorded for these options at the date of the modification as no future service was required. The Company also modified her exit vesting equity-based awards to remain outstanding and eligible to vest for the remaining contractual term of the options. The modification of the exit-based options was treated as a Type IV modification (improbable-to-improbable) with no modification charge recorded. On June 18, 2013, the Company announced the appointment of J. Joel Hackney Jr. as President and Chief Executive Officer, effective June 19, 2013. Per the terms of his employment agreement, Mr. Hackney received 9,000 equity-based awards, which included 3,000 restricted stock units.
Since the inception of the 2011 Plan, certain select employees that have been granted equity-based awards are no longer employed by the Company. In certain cases, the Board of Directors have agreed to modify the terms of option awards to provide that all unexercised time-vesting options that were vested upon their departure date will remain exercisable until the earlier of (1) the expiration date of the options or (2) such earlier date that the individual breaches any restrictive covenant. All other time-vesting and exit-vesting options that were not vested were immediately forfeited. Per ASC 718, the change in vesting conditions of the time-vesting options were treated as a Type III modification whereby the original equity awards are considered forfeited and new, fully vested awards are granted. The change in vesting conditions of the exit-vesting options was treated as a Type IV modification whereby the expectation about whether the vesting condition will be satisfied remains the same.
Stock Options
Options granted under the 2011 Plan expire on the tenth anniversary date of the date of grant and vest based on the type of option granted. Time-vesting options vest based upon the passage of time in equal installments at the respective anniversaries of the date of grant. Modified performance-vesting options and exit-vesting options vest on the date, if any, when Blackstone receives cash proceeds in excess of 2.0 times its investment in the Company's equity securities (performance condition) and such cash proceeds result in an annual internal rate of return of at least 15% on its cumulative invested capital in the securities of the Company (market condition). All options are subject to continued employment with the Company.
Changes in options outstanding under the 2011 Plan are as follows:

	Number of Shares	Weighted Average Exercise Price	Intrinsic Value	Weighted Average Estimated Contractual Life
Outstanding - December 31, 2011	16,857	$—
Granted	4,582	1,000
Canceled / Forfeited	(979)	1,000
Exercised	—	—
Outstanding - December 29, 2012	20,460	1,000
Granted	6,817	1,000
Canceled / Forfeited	(3,882)	1,000
Exercised	—	—
Outstanding - December 28, 2013	23,395	1,000
Granted	3,761	1,000
Canceled / Forfeited	(4,435)	1,000
Exercised	—	—
Outstanding - December 31, 2014	22,721	$1,000	$—	7.57
Exercisable - December 31, 2014	4,416	$1,000	$—	6.75

The fair value of each time-vesting award is expensed on a straight-line basis over the requisite service period, which is generally the three or five year vesting period of the options. However, for options granted with performance target and market requirements, compensation expense would be recognized when it is probable that the performance target will be achieved and the requisite service period was satisfied. Compensation expense is not recognized for modified performance-vesting options and exit-vesting options as the performance condition is not considered probable. As of December 31, 2014, unrecognized compensation expense related to non-vested time-vesting stock options granted under the 2011 Plan totaled $1.5 million.
The weighted-average fair value of time-vesting stock options granted during fiscal 2014 and 2013 was $509.280 and $568.420, respectively, using the Black-Scholes option pricing model. The following weighted-average assumptions are as follows:

	Fiscal 2014	Fiscal 2013
Risk-free interest rate	1.74%	1.55%
Dividend yield	—%	—%
Expected life	5.8 years	6.4 years
Volatility	54.10%	59.00%

As the Company does not have sufficient historical volatility data for the common stock of Holdings, the stock price volatility utilized in the fair value calculation is based on the Company's peer group in the industry in which it does business. The risk-free interest rate is based on the yield-curve of a zero-coupon U.S. Treasury bond on the date the award is granted with a maturity equal to the expected term of the award. Prior to 2013, the expected life was based on the vesting schedule of the options and their contractual life, taking into consideration the expected time in which the share price of the option would exceed the exercise price of the option. However, subsequent equity grants utilize the Simplified Method as allowed under SAB Topic 14 to derive the expected life assumption.
Restricted Stock Units
Restricted stock units represent a promise to deliver shares to the individual at a future date if certain vesting conditions are met. Under the Holdings Plan, restricted stock unit's will become vested on the third anniversary of the date of grant and will be settled in shares of Holdings. Dividend equivalent shares will accrue if dividends are paid on Holdings common stock and will vest proportionately with the restricted stock unit's to which they relate.
Changes in restricted stock units outstanding under the 2011 Plan are as follows:

	Number of Shares	Grant Date Fair Value
Outstanding - December 29, 2012	—	$—
Granted	3,000	1,000
Canceled / Forfeited	—	—
Exercised	—	—
Outstanding - December 28, 2013	3,000	$1,000
Granted	—	—
Canceled / Forfeited	—	—
Exercised	—	—
Outstanding - December 31, 2014	3,000	$1,000

The fair value of each restricted stock unit is measured as the grant-date price of the common stock which is expensed on a straight-line basis over the three year vesting period. As of December 31, 2014, unrecognized compensation expense related to non-vested restricted stock units granted under the 2011 Plan totaled $1.5 million.
Call Option on Common Stock
Under the 2011 Plan, the Company set forth a management equity subscription agreement whereby certain selected employees of the Company were able to invest in shares of Holding’s common stock. The agreement contains an employer call option clause that states that the Company can repurchase the common stock from the employee prior to the third anniversary of the purchase date. This feature creates an in-substance service period because the employer can repurchase the shares at the original purchase price (or less) if the employee terminates within the specified time period. The employee does not partake in any of the risks or rewards of stock ownership until the end of the three year implied service period. As a result, the cash acquired by the Company for the common stock shares have been recorded as a liability, as they are subject to repayment upon employee termination and compensation cost will be recognized over the implied three-year requisite service period equal to the fair value of the call option. Upon the third anniversary of the purchase date of the common stock, the three-year requisite service period expired and all remaining amounts recorded as a liability were reclassified to equity.
Other Compensation Agreements
In contemplation of the Merger, the former Chief Executive Officer entered into an employment agreement which became effective as of the time of the Merger. The agreement provided that as long as Ms. Hagen was an employee in good standing on April 23, 2013, that she would be entitled to a one-time grant of shares in Holdings having a value equal to $694,000 (the “Equity Award”). In accordance with the terms of her employment agreement, Ms. Hagen received the equity award of 694 shares of Holdings common stock (less applicable withholding taxes) on the appropriate date. The Company recognized compensation expense on a straight-line basis over the requisite service period and has no further obligations under the agreement.
Compensation Expense
Stock-based compensation expense is included in Selling, general and administrative expenses in the Consolidated Statement of Operations. The amount of compensation expense recognized during the period is based on the portion of granted awards that are expected to vest. Ultimately, the total expense recognized of the vesting period will equal the fair value of the awards as of the grant date that actually vest. The following table summarizes the compensation expense recognized:

In thousands	Fiscal Year Ended December 31, 2014	Fiscal Year Ended December 28, 2013	Fiscal Year Ended December 29, 2012
Stock options	$901	$950	$532
Restricted stock units	1,000	500	—
Employee call option	30	2,443	—
Equity award	—	97	310
Total	$1,931	$3,990	$842

The Company recognizes stock-based compensation expense related to the 2011 Plan over the period of time in which an employee must provide service in exchange for an award (the requisite service period). For time-vesting options, the requisite service period is the vesting period of the particular options granted in which the full fair value of the award in recognized. For amended performance-vesting and exit-vesting options (which contain both a performance and market condition that affects the vesting date), the requisite service period is the date, if any, when Blackstone receives cash proceeds with respect to its investment in the Company's equity securities that meets a specified financial yield. In accordance with ASC 718, the Company does not recognize any stock-based compensation expense related to the amended performance-vesting and exit-vesting options as it cannot conclude it is probable that a liquidity event will occur as such an event is outside the control of the Company.